THE ADVISORS' INNER CIRCLE FUND

                        AVIVA INVESTORS MAP(SM) 2015 FUND

                        SUPPLEMENT DATED OCTOBER 4, 2010
                                     TO THE
          PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 10, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Institutional Class and Investor Class Shares of the Aviva Investors MAP(SM) 2015 Fund (the "Fund") are currently not available for purchase. If you have questions, please contact the Fund's investment adviser, Aviva Investors North America, Inc., at 1-877-515-4725.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 AVA-SK-005-0100